Description of Organization and Business Operations - Additional information (Detail) - USD ($)			9 Months Ended		12 Months Ended
	Jun. 21, 2021	Feb. 13, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Organization Business And Basis Of Presentation [Line Items]
Common stock price, per share			$ 10.00		$ 10.00	$ 10.00
Proceeds from issuance initial public offering		$ 276,000,000	$ 276,000,000	$ 276,000,000	$ 276,000,000
Incurring offering cost		15,700,000
Payment of underwriting discount		$ 9,660,000	5,520,000		5,520,000
Cash			61,344		981,606		$ 300,000
Business combination, net tangible assets required to proceed			5,000,001		5,000,001
Business Combination, maximum amount of interest to pay dissolution expenses			$ 100,000		$ 100,000
Business Combination required completion period after Initial Public Offering			24 months		24 months
Operating amount out of Trust account enough to operate for at least 12 months			$ 61,344		$ 913,755
Business Combination within in the Combination Period, possible per share value of residual assets remaining available for distribution					$ 10.00
Stock Issued During Period, Value, Warrants					$ 7,520,000
Exercise price per share					$ 1.00
Proceeds from Issuance of Warrants					$ 7.52
PIPE Investment [Member] | PIPE Subscription Agreement [Member] | Quanergy PubCo common stock [Member]
Organization Business And Basis Of Presentation [Line Items]
Issuance of Ordinary Share	4,000,000
Shares issued price per share	$ 10.00
Proceeds from issuance of common stock	$ 40,000,000
Quanergy Systems, Inc [Member] | Merger Agreement [Member]
Organization Business And Basis Of Presentation [Line Items]
Business combination, net tangible assets required to proceed	$ 5,000,001
Business acquisition equity interest issued or iisuable,number of shares issued	970,000,000
Share price	$ 10.00
Business Combination [Member]
Organization Business And Basis Of Presentation [Line Items]
Percentage of voting interests acquired			50.00%		50.00%
Business Combination [Member] | Net Assets [Member]
Organization Business And Basis Of Presentation [Line Items]
Percentage of voting interests acquired			80.00%
Business Combination [Member] | Public Shares [Member]
Organization Business And Basis Of Presentation [Line Items]
Share price			$ 100
Founder Shares [Member]
Organization Business And Basis Of Presentation [Line Items]
Proceed from issuance of shares			$ 25,000		$ 25,000
Number of shares issued			300,000		300,000
Minimum [Member] | Quanergy Systems, Inc [Member] | PIPE Investment [Member] | Merger Agreement [Member]
Organization Business And Basis Of Presentation [Line Items]
Threshold proceeds net of redemptions for effecting a merger	$ 175,000,000
Class A Common Stock
Organization Business And Basis Of Presentation [Line Items]
Common stock par value			$ 0.0001		$ 0.0001		$ 0.0001
Class A Common Stock | Maximum [Member]
Organization Business And Basis Of Presentation [Line Items]
Percentage of aggregate Public Shares restricted from redeem			20.00%		20.00%
IPO [Member]
Organization Business And Basis Of Presentation [Line Items]
Issuance of Ordinary Share		27,600,000
Common stock price, per share		$ 10.00
Proceeds from issuance initial public offering			$ 276,000,000		$ 276,000,000
IPO [Member] | Over-Allotment Option [Member]
Organization Business And Basis Of Presentation [Line Items]
Issuance of Ordinary Share		3,600,000
IPO [Member] | Class A Common Stock
Organization Business And Basis Of Presentation [Line Items]
Issuance of Ordinary Share			34,500,000		27,600,000
Private Placement [Member]
Organization Business And Basis Of Presentation [Line Items]
Proceeds from issuance initial public offering		$ 7,520,000